UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2016

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

Semi-Annual Report to Shareholders

As of April 30, 2016

(Unaudited)

The total net of fees return of the LSV Global Managed Volatility Fund, the benchmark MSCI AC World Index and the MSCI AC World Minimum Volatility Index for the trailing periods ended April 30, 2016 were as follows:

	6 Months Ended 4/30/16	1 Year Ended 4/30/16*	Since Inception*
LSV Global Managed Volatility Fund, Institutional Class Shares	3.13%	(2.74)%	1.03%
Benchmark:
MSCI AC World Index	(0.94)	(5.66)	(1.19)
Volatility Index:
MSCI AC World Minimum Volatility Index	5.77	3.49	7.82

* As of 4/30/16; periods longer than one year are annualized; inception date is June 26, 2014; net of fees.

Fund Performance as of 3/31/16: (0.25)% (1 Year) and 0.73% (Since Inception). The gross expense ratio is 6.24%. The net expense ratio is 0.75%. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2017. In the absence of such fee waivers, total return would be reduced.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

Global stocks as represented by the MSCI AC World Index were down 0.94% during the trailing 6-month period. It was a wild ride as the MSCI AC World Index was down more than 11% during the first six weeks of 2016 as sluggish economic news and lower corporate earnings guidance pushed share prices down. Then in mid-February, the market had an abrupt turn the other way and gained back all of its prior losses by the end of April. There did not seem to be any major catalyst for the change in sentiment other than policy makers indicating that additional rate hikes would be less likely going forward and that seemed to fuel a ‘risk on’ attitude as share prices recovered quickly on a global basis.

Despite value stocks performing better in the broad market indices, the deep value positioning of the Fund detracted from performance during the six-month period. Within value stocks, ‘relative value’ stocks performed better than the cheaper, deep value stocks LSV prefers. LSV’s smaller cap bias was a positive contributor to relative performance. An overweight to the Utilities sector contributed positively and holdings outperformed benchmark stocks in all sectors. Portfolio holdings performed particularly well in the Financials and Health Care sectors. Within countries, holdings outperformed in the U.S. with overweights to Edison International and Johnson & Johnson and underweight exposure to Apple contributing the most to relative results.

The objective of the LSV Global Managed Volatility Fund is to outperform the MSCI AC World Index with a target volatility ratio of 0.75. The Fund holds less risky stocks with high expected returns based on LSV’s alpha model. The portfolio decision making process is quantitative and stocks are ranked simultaneously on an array of variables in order to arrive at an overall expected return ranking for each stock in the universe. Next, stocks are ranked on an assortment of factors to estimate a risk score. The risk score is a function of beta, standard deviation and volatility of operating performance (cash flows and earnings).

Relative to the MSCI AC World Index benchmark, the Fund is overweight to Utilities and Telecommunications and underweight to Technology, Consumer Discretionary and Consumer Staples stocks. Relative to the MSCI AC World Minimum Volatility Index the Fund is overweight to Financials and underweight to Consumer Staples. Country bets relative to the benchmark are within +/-3% relative to the MSCI AC World Index (except for a 3.9% overweight to Canada). Relative to the MSCI AC World Minimum Volatility Index, the Fund has a more significant underweight to Japan and is overweight to the U.K.

In the short period since the Fund’s inception since June 26, 2014 low volatility equity strategies have performed well relative to the broad market indices. The Minimum Volatility Indices and Low Volatility strategies correlated with the indices are now trading at premiums relative to the market and their history. Given LSV’s emphasis on attractive valuations, the LSV Global Managed Volatility Fund is trading at a deep discount relative to the benchmark and the Volatility Index while at the same time offering 25% less volatility than the market. The Fund’s is currently trading at 12.4x forward earnings compared to 16.3x for the MSCI AC World Index, 1.6x book value compared to 2.0x for the benchmark and 7.7x cash flow compared to 11.5x for the MSCI AC World Index.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal.

Volatility Ratio is a technical indicator use to identify price ranges and breakouts. The volatility ratio uses a true price range to determine a stock’s true trading range and is able to identify situations where the price has moved out of this true range.

Alpha refers to a percentage measuring how the portfolio of fund performed compared to the benchmark index.

Beta is a measure of the volatility of a security or a portfolio in comparison to the market as a whole.

Standard Deviation measures the return in a fund is deviating from the expected returns based on its historical performance.

The MSCI AC World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.

The MSCI AC World Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to large and mid-cap equities across 23 Developed Markets (DM) and 23 Emerging Markets (EM) countries.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2016	(Unaudited)

Sector Weightings†:

† Percentages are based on total investments.

Schedule of Investments

LSV Global Managed Volatility Fund	Shares	Value (000)
Common Stock (50.1%)
United States (50.1%)
Aerospace & Defense (0.9%)
Boeing	160	$21
Raytheon	100	13

		34

Banks (1.9%)
Central Pacific Financial	1,100	26
CIT Group	300	10
United Financial Bancorp	1,800	23
Wells Fargo	300	15

		74

Biotechnology (0.8%)
Amgen	100	16
Baxalta	360	15

		31

Business Services (0.0%)
RMR Group	4	—

Chemicals (0.5%)
Stepan	300	18

Computers & Services (2.4%)
Apple	200	19
EMC	1,500	39
Hewlett Packard Enterprise	700	12
HP	700	8
Microsoft	300	15

		93

Drug Retail (0.5%)
CVS Health	170	17

Electrical Services (8.8%)
American Electric Power	400	25
Consolidated Edison	700	52

	Shares	Value (000)
Electrical Services (continued)
Edison International	900	$64
Entergy	800	60
Exelon	700	25
FirstEnergy	1,200	39
Public Service Enterprise Group	900	42
SCANA	400	27

		334

Environmental & Facilities Services (1.6%)
Republic Services, Cl A	1,300	61

Financial Services (0.6%)
Capital One Financial	300	22

Food, Beverage & Tobacco (0.2%)
Sanderson Farms	100	9

General Merchandise Stores (1.9%)
Target	900	72

Health Care Facilities (1.1%)
HCA Holdings*	500	40

Health Care Services (0.4%)
Quest Diagnostics	200	15

Insurance (3.8%)
Aetna	170	19
Allstate	170	11
Anthem	100	14
Chubb	140	16
CIGNA	170	24
Travelers	560	62

		146

IT Consulting & Other Services (1.9%)
International Business Machines	500	73

Machinery (1.8%)
Deere	800	68

Mortgage REIT’s (2.9%)
Annaly Capital Management	5,100	53
Starwood Property Trust	2,600	51
Two Harbors Investment	900	7

		111

Multimedia (1.1%)
Viacom, Cl B	1,000	41

Office REIT’s (0.8%)
Franklin Street Properties	2,100	22
Government Properties Income Trust	400	8

		30

Paper Packaging (0.5%)
Bemis	400	20

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2016	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
Petroleum & Fuel Products (1.1%)
Exxon Mobil	250	$22
Lukoil PJSC ADR	500	21

		43

Pharmaceuticals (7.6%)
AbbVie	200	12
Johnson & Johnson	1,000	112
Merck	1,300	71
Pfizer	2,900	95

		290

Retail (2.3%)
Kohl’s	800	35
Kroger	400	14
Macy’s	300	12
Wal-Mart Stores	400	27

		88

Semi-Conductors/Instruments (0.6%)
Intel	800	24

Steel & Steel Works (0.8%)
Kaiser Aluminum	300	29

Telephones & Telecommunications (3.3%)
AT&T	900	35
Cisco Systems	1,300	36
QUALCOMM	240	12
Verizon Communications	800	41

		124

Total Common Stock
(Cost $1,812)		1,907

Foreign Common Stock (47.2%)
Australia (0.8%)
Dexus Property Group	4,700	30

Austria (0.3%)
EVN	900	11

Bermuda (3.2%)
Axis Capital Holdings	400	22
Endurance Specialty Holdings	200	13
Everest Re Group	300	56
RenaissanceRe Holdings	130	14
Validus Holdings	400	18

		123

Canada (7.0%)
Bank of Montreal	300	20
Bank of Nova Scotia	400	21
Canadian Imperial Bank of Commerce	500	40
Canadian Tire, Cl A	200	22
Metro, Cl A	700	24
National Bank of Canada	600	21
Power Financial	500	13

	Shares	Value (000)
Canada (continued)
Rogers Communications, Cl B	600	$23
Royal Bank of Canada	300	19
Shaw Communications, Cl B	1,000	19
Toronto-Dominion Bank	1,000	45

		267

China (1.2%)
China Resources Power Holdings	4,000	7
Huaneng Power International, Cl H	12,000	8
Shenzhen Expressway, Cl H	28,000	25
Yingde Gases Group	16,000	6

		46

Denmark (0.2%)
Spar Nord Bank	900	7

France (2.1%)
Atos	450	40
Neopost	130	3
Sanofi	200	17
Thales	160	14
Total	140	7

		81

Germany (2.6%)
Muenchener Rueckversicherungs	130	24
Siemens	360	37
Stada Arzneimittel	200	8
Talanx	900	30

		99

Guernsey (0.3%)
Amdocs	200	12

Hong Kong (0.7%)
BOC Hong Kong Holdings	3,500	10
China Mobile	1,500	17

		27

Israel (0.9%)
Paz Oil	150	23
Teva Pharmaceutical Industries	200	11

		34

Japan (6.7%)
Ashikaga Holdings	5,000	15
Canon Electronics*	1,300	19
Doutor Nichires Holdings	1,200	21
Fuji Oil	900	17
Heiwa	1,100	23
Japan Airlines	1,100	40
KDDI	500	15
Nippon Telegraph & Telephone	1,600	72
NTT DOCOMO	600	15

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2016	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
Japan (continued)
Osaka Gas	2,000	$7
SKY Perfect JSAT Holdings	2,100	12

		256

Malaysia (0.3%)
AMMB Holdings	9,700	11

Mexico (0.2%)
America Movil	10,200	7

Netherlands (1.2%)
Koninklijke Ahold	800	17
Royal Dutch Shell, Cl B	1,100	29

		46

New Zealand (1.8%)
Fletcher Building	5,100	30
SKY Network Television	5,700	21
Spark New Zealand	6,100	16

		67

Norway (1.2%)
Salmar	1,100	27
Yara International	500	20

		47

Poland (0.3%)
PGE	3,200	11

Singapore (1.2%)
DBS Group Holdings	4,100	47

South Africa (1.6%)
Astral Foods	1,600	14
Barclays Africa Group	1,200	12
Lewis Group	2,800	9
Vodacom Group	2,100	25

		60

South Korea (2.8%)
KB Financial Group	400	12
Kia Motors	600	25
Korean Reinsurance	1,000	12
KT&G	100	11
SK Telecom	250	45

		105

Switzerland (0.5%)
Siegfried Holding	100	19

Taiwan (2.5%)
China Development	78,000	20
China Synthetic Rubber	24,000	18
Greatek Electronics	16,000	18
Hon Hai Precision Industry	11,704	28
King’s Town Bank	14,000	10

		94

	Shares/ Face Amount (000)	Value (000)
Thailand (1.2%)
PTT	3,000	$26
Ratchaburi Electricity	12,200	18

		44

Turkey (0.8%)
Cimsa Cimento Sanayi VE Ticaret	3,300	19
TAV Havalimanlari Holding	2,300	13

		32

United Kingdom (5.6%)
BAE Systems	6,700	47
BP	3,400	19
Direct Line Insurance Group	6,100	32
GlaxoSmithKline	500	11
Imperial Brands	500	27
J D Wetherspoon	1,900	18
J Sainsbury	9,000	38
Tate & Lyle	2,200	19

		211

Total Foreign Common Stock
(Cost $1,855)		1,794

Preferred Stock (1.0%)
Brazil (0.3%)
Cia Paranaense de Energia	1,400	12

South Korea (0.7%)
Samsung Electronics, Cl Preference	30	27

Total Preferred Stock
(Cost $45)		39

Repurchase Agreement (0.5%)
Morgan Stanley 0.150%, dated 04/29/16, to be repurchased on 05/02/16, repurchase price $18 (collateralized by various US Treasury Notes, par values ranging from $1-$9, 2.125%-2.750%, 12/31/22-05/15/24; with total market value of $19)	$18	18

Total Repurchase Agreement
(Cost $18)		18

Total Investments — 98.8%
(Cost $3,730)		$3,758

Percentages are based on Net Assets of $3,803 (000).

*	Non-income producing security.

ADR	American Depositary Receipt

Cl	Class

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2016	(Unaudited)

The following is a list of the level inputs used as of April 30, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock	$1,907	$—	$—	$1,907
Foreign Common Stock
Australia	30	—	—	30
Austria	11	—	—	11
Bermuda	123	—	—	123
Canada	267	—	—	267
China	46	—	—	46
Denmark	7	—	—	7
France	81	—	—	81
Germany	99	—	—	99
Guernsey	12	—	—	12
Hong Kong	27	—	—	27
Israel	—	34	—	34
Japan	15	241	—	256
Malaysia	11	—	—	11
Mexico	7	—	—	7
Netherlands	46	—	—	46
New Zealand	67	—	—	67
Norway	47	—	—	47
Poland	11	—	—	11
Singapore	47	—	—	47
South Africa	60	—	—	60
South Korea	105	—	—	105
Switzerland	19	—	—	19
Taiwan	94	—	—	94
Thailand	44	—	—	44
Turkey	32	—	—	32
United Kingdom	211	—	—	211
Total Foreign Common Stock	1,519	275	—	1,794
Preferred Stock	39	—	—	39
Repurchase Agreement	—	18	—	18
Total Investments in Securities	$3,465	$293	$—	$3,758

‡ Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of April 30, 2016, securities with a total value $275 (000) were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2 assets for the six months ended April 30, 2016. All other transfers were considered to have occurred as of the end of the period.

For the six months ended April 30, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) April 30, 2016	(Unaudited)

	LSV Global Managed Volatility Fund
Assets:
Investments, at Value (Cost $3,730)	$3,758
Foreign Currency, at Value (Cost $22)	23
Dividend Receivable	10
Receivable due from Investment Adviser	7
Reclaim Receivable	1
Prepaid Expenses	25
Total Assets	3,824
Liabilities:
Payable for Investment Securities Purchased	10
Payable due to Administrator	—
Payable due to Trustees	—
Payable due to Distributor	—
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	11
Total Liabilities	21
Net Assets	$3,803

Net Assets Consist of:
Paid-in Capital	$3,760
Undistributed Net Investment Income	31
Accumulated Net Realized Loss on Investments	(16)
Net Unrealized Appreciation on Investments	28
Net Assets	$3,803

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($3,632 ÷ 368,389 shares)(1)	$9.86	*
Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($171 ÷ 17,292 shares)(1)	$9.87	*

(1)	Shares have not been rounded.

*	Net Assets divided by Shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.

Amounts designated as “—” have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the six months ended April 30, 2016	(Unaudited)

LSV Global Managed Volatility Fund
Investment Income:
Dividend Income	$67
Interest Income	—
Foreign Taxes Withheld	(4)
Total Investment Income	63
Expenses:
Investment Advisory Fees	11
Administration Fees	1
Trustees’ Fees	—
Chief Compliance Officer Fees	—
Distribution Fees — Investor Class	—
Transfer Agent Fees	26
Registration and Filing Fees	15
Custodian Fees	10
Printing Fees	4
Insurance and Other Fees	2
Total Expenses	69
Less: Waiver of Investment Advisory Fees	(11)
Less: Reimbursement of Expenses from Investment Adviser	(45)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	13
Net Investment Income	50
Net Realized Loss on Investments	(15)
Net Change in Unrealized Appreciation (Depreciation) on Investments	80
Net Realized and Unrealized Gain on Investments	65
Net Increase in Net Assets Resulting from Operations	$115

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) For the six months ended April 30, 2016 (Unaudited) And for the year ended October 31, 2015

	LSV Global Managed Volatility Fund
	11/1/2015 to 4/30/2016	11/1/2014 to 10/31/2015
Operations:
Net Investment Income	$50	$63
Net Realized Gain (Loss) on Investments	(15)	2
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	80	(39)
Net Increase in Net Assets Resulting from Operations	115	26
Dividends and Distributions From:
Net Investment Income:
Institutional Class Shares	(72)	(20)
Investor Class Shares	(3)	(2)
Net Realized Gain:
Institutional Class Shares	(2)	(4)
Investor Class Shares	—	(1)
Total Dividends and Distributions	(77)	(27)
Capital Share Transactions:
Institutional Class Shares:
Issued	1	1,375
Reinvestment of Dividends and Distributions	74	24
Redeemed	—	—
Net Increase from Institutional Class Shares Transactions	75	1,399
Investor Class Shares:
Issued	—	105
Reinvestment of Dividends and Distributions	3	3
Redeemed	(100)	(98)
Net Increase (Decrease) from Investor Class Shares Transactions	(97)	10
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(22)	1,409
Total Increase in Net Assets	16	1,408
Net Assets:
Beginning of Period	3,787	2,379
End of Year or Period (including undistributed net investment income of $31 and $56, respectively)	$3,803	$3,787

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) For the six months ended April 30, 2016 (Unaudited) And for the year ended October 31, 2015

	LSV Global Managed Volatility Fund
	11/1/2015 to 4/30/2016	11/1/2014 to 10/31/2015
Share Transactions:
Institutional Class Shares:
Issued	—	148
Reinvestment of Dividends and Distributions	8	2
Redeemed	—	—
Total Institutional Class Shares Transactions	8	150
Investor Class Shares:
Issued	—	10
Redeemed	(10)	(10)
Total Investor Class Shares Transactions	(10)	—
Net Increase (Decrease) in Shares Outstanding	(2)	150

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a share outstanding throughout each period

For the six months ended April 30, 2016 (Unaudited) and the years or period ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Global Managed Volatility Fund
Institutional Class Shares
2016*	$9.77	$0.13	$0.17	$0.30	$(0.20)	$(0.01)	$(0.21)	$9.86	3.13%	$3,632	0.75%	3.88%	2.76%	7%
2015	10.05	0.24	(0.41)	(0.17)	(0.09)	(0.02)	(0.11)	9.77	(1.68)	3,520	0.75	6.24	2.41	14
2014**	10.00	0.07	(0.02)	0.05	—	—	—	10.05	0.50	2,110	0.75	7.65	2.10	3
Investor Class Shares
2016*	$9.75	$0.12	$0.16	$0.28	$(0.15)	$(0.01)	$(0.16)	$9.87	2.98%	$171	1.00%	4.12%	2.49%	7%
2015	10.05	0.22	(0.41)	(0.19)	(0.09)	(0.02)	(0.11)	9.75	(1.96)	267	1.00	6.58	2.23	14
2014**	10.00	0.05	—	0.05	—	—	—	10.05	0.50	269	1.00	7.49	1.35	3

*	For the six months ended April 30, 2016. All ratios for the period have been annualized.

**	Commenced operations on June 25, 2014. All ratios for the period have been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2016	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the LSV Global Managed Volatility Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing at least 40% of its assets in non-US companies. The Fund commenced operations on June 25, 2014, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

Notes to Financial Statements April 30, 2016	(Unaudited)

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and can request that a meeting of the Committee be held. As of April 30, 2016, there were twelve securities valued in accordance with fair value procedures. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2016, there have been no transfers between levels and there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, authorities (i.e. the last open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2016, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade

Notes to Financial Statements April 30, 2016	(Unaudited)

date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (REIT) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal, and registration fees, were amortized over twelve-months from inception of the Fund.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2016, the Fund paid $1,234 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The

Notes to Financial Statements April 30, 2016	(Unaudited)

maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2016, the Fund incurred $219 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2016, the Fund earned $3 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.75% and 1.00% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2017.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2016, were as follows (000):

Purchases	$236
Sales	$328

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended October 31, 2015 and 2014 was as follows (000):

Ordinary Income
2015	$27
2014	—

As of October 31, 2015, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$56
Undistributed Long-Term Capital Gain	2
Unrealized Depreciation	(53)

Total Distributable Earnings	$5

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund has no capital loss carryforwards at October 31, 2015.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2016, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$3,730	$269	$(241)	$28

8.	Other:

At April 30, 2016, 97% of total shares outstanding for the Institutional Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2016, 88% of total shares outstanding for the Investor Class Shares were held by one record shareholder each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The

Notes to Financial Statements April 30, 2016	(Unaudited)

Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/15	Ending Account Value 04/30/16	Annualized Expense Ratios	Expenses Paid During Period*
LSV Global Managed Volatility Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,031.30	0.75%	$3.79
Investor Class Shares	1,000.00	1,029.80	1.00	5.05

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.13	0.75%	$3.77
Investor Class Shares	1,000.00	1,019.89	1.00	5.02

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 23, 2016 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangements with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Global Managed Volatility Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-Fund-LSV and (ii) on the Commission’s website at http://www.sec.gov.

LSV-SA-009-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016